S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Leader’s Advantage Company, LLC [Member]	Sep. 11, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10,000
Securities Issued or to be Issued, Shares (in Shares) | shares	4,312,500
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,500,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 2
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000